Segments - Revenues from contracts with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 77,734	$ 60,971	$ 45,688
Over/Under lift	137	0	0
Taxes paid in kind	865	0	0
Gain (loss) on commodity derivatives	(216)	0	0
Other revenues	36	0	0
Total other revenues	821	0	0
Revenues	78,555	60,971	45,688
Crude oil [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	40,948	29,519	24,307
Natural gas [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	14,559	11,420	9,202
Refined products [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	13,124	11,423	8,142
Natural gas liquids [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	7,167	5,647	4,036
Trasnsportation [Member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	1,033	0	0
Other sales [member]
Disclosure of geographical areas [line items]
Revenues from contracts with customers	$ 903	$ 2,963	$ 1